Operating Leases - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease costs	$ 51,200	$ 31,088
Income from sub-leases	(1,338)	(940)
Net operating lease costs	$ 49,862	$ 30,148